APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS	12 Months Ended
Dec. 31, 2017
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS

2.APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS

2.1Amendments to IFRSs that are mandatorily effective for current year

In the current year, the Group has applied a number of amendments to IFRSs issued by the International Accounting Standards Board (IASB) that are mandatorily effective for an accounting period that begins on or after 1 January 2016. The application of these amendments has had no impact on the disclosures or amounts recognised in the Group’s consolidated financial statements.

2.2New and Amendments to IFRSs in issue but not yet effective

The Group has not early applied the following new and amendments to IFRSs that have been issued but are not yet effective:

IFRS 9	Financial Instruments (2)
IFRS 15	Revenue from Contracts with Customers and the related amendments(2)
IFRS 16	Leases (3)
IFRIC 22	Foreign Currency Transactions and Advance Consideration (2)
Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions(2)
Amendments to IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts(2)
Amendment to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (4)
Amendments to IAS 7	Disclosure Initiative (1)
Amendments to IAS 12	Recognition of Deferred Tax Assets for Unrealised Losses (1)
Amendments to IAS 40	Transfers of Investment Property (2)
Amendments to IFRSs	Annual Improvements to IFRS Standards 2014-2016 Cycle (5)

(1) Effective for annual periods beginning on or after January 1, 2017, with earlier application permitted.

(2) Effective for annual periods beginning on or after January 1, 2018, with earlier application permitted.

(3) Effective for annual periods beginning on or after January 1, 2019, with earlier application permitted.

(4) Effective for annual periods beginning on or after a date to be determined.

(5) Effective for annual periods beginning on or after January 1, 2017 or January 1, 2018, as appropriate.

The Group has not early adopted these new amendments to standards in the preparation of the consolidated financial statements. The management of the Group anticipates that the application of these new and revised standards, amendments to standards will have no material impact on the results and the financial position of the Group, except for potentially IFRS 9 and IFRS 16.

IFRS 9 Financial Instruments

IFRS 9 issued in November 2009 introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and in November 2013 to include the new requirements for general hedge accounting. Another revised version of IFRS 9 was issued in July 2014 mainly to include a) impairment requirements for financial assets and b) limited amendments to the classification and measurement requirements by introducing a ‘fair value through other comprehensive income’ (FVTOCI) measurement category for certain simple debt instruments.

Key requirements of IFRS 9 are:

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all recognised financial assets that are within the scope of IAS 39 Financial Instruments: Recognition and Measurement are required to be subsequently measured at amortised cost or fair value. Specifically, debt investments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortised cost at the end of subsequent accounting periods. Debt instruments that are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets, and that have contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, are generally measured at FVTOCI. All other debt investments and equity investments are measured at their fair value at the end of subsequent accounting periods. In addition, under IFRS 9, entities may make an irrevocable election to present subsequent changes in the fair value of an equity investment (that is not held for trading) in other comprehensive income, with only dividend income generally recognised in profit or loss;

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with regard to the measurement of financial liabilities designated as at fair value through profit or loss, IFRS 9 requires that the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is presented in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. Changes in fair value attributable to a financial liability’s credit risk are not subsequently reclassified to profit or loss. Under IAS 39, the entire amount of the change in the fair value of the financial liability designated as fair value through profit or loss is presented in profit or loss;

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in relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model, as opposed to an incurred credit loss model under IAS 39. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognised; and

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the new general hedge accounting requirements retain the three types of hedge accounting mechanisms currently available in IAS 39. Under IFRS 9, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been overhauled and replaced with the principle of an ‘economic relationship’. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about an entity’s risk management activities have also been introduced.

The directors of the Company anticipate that the application of IFRS 9 in the future may have impact on the classification and disclosure of financial assets and liabilities in the Group’s consolidated financial statements. The new model requires the recognition of provisions based on expected credit losses rather than only incurred credit losses as is the case under IAS 39. While the Group has not yet undertaken a detailed assessment of how its impairment provisions would be affected by the new model, management expects it might result in an earlier recognition of credit losses. The changes in the fair value of a financial liability designated as at FVTPL attributable to changes in the credit risk of that liability are presented in other comprehensive income unless the presentation of the effect of the change in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. Changes in fair value attributable to a financial liability’s credit risks are not subsequently reclassified to profit or loss.

IFRS 15 Revenue from Contracts with Customers

In May 2014, IFRS 15 was issued which establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. IFRS 15 will supersede the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and the related Interpretations when it becomes effective.

The core principle of IFRS 15 is that an entity should recognise revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Specifically, the Standard introduces a 5-step approach to revenue recognition:

•	Step 1: Identify the contract(s) with a customer.
•	Step 2: Identify the performance obligations in the contract.
•	Step 3: Determine the transaction price.
•	Step 4: Allocate the transaction price to the performance obligations in the contract.
•	Step 5: Recognise revenue when (or as) the entity satisfies a performance obligation.

Under IFRS 15, an entity recognises revenue when (or as) a performance obligation is satisfied, i.e. when ‘control’ of the goods or services underlying the particular performance obligation is transferred to the customer. Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios. Furthermore, extensive disclosures are required by IFRS 15.

In 2016, the IASB issued Clarification to IFRS 15 in relation to the identification of performance obligations, principal versus agent considerations, as well as licensing application guidance.

The directors of the Company have assessed the impact of IFRS 15 on the Group’s consolidated financial statements and it is not expected to have a material impact on the Group’s consolidated financial statements but may require additional disclosures.

IFRS 16 Leases

IFRS 16, which upon the effective date will supersede IAS 17 Leases, introduces a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. Specifically, under IFRS 16, a lessee is required to recognise a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Accordingly, a lessee should recognise depreciation of the right-of-use asset and interest on the lease liability, and also classifies cash repayments of the lease liability into a principal portion and an interest portion and presents them in the statement of cash flows. Also, the right-of-use asset and the lease liability are initially measured on a present value basis. The measurement includes non-cancellable lease payments and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not to exercise an option to terminate the lease. This accounting treatment is significantly different from the lessee accounting for leases that are classified as operating leases under the predecessor standard, IAS 17.

In respect of the lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently.

The directors of the Company anticipate that the application of IFRS 16 in the future may have impact on lease accounting made in the Group’s consolidated financial statements. The Group is required to recognise a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments and recognise depreciation of the right-of-use asset and interest on the lease liability, and also classifies cash repayments of the lease liability into a principal portion and an interest portion and presents them in the statement of cash flows. As of December 31, 2016, the Group had commitments of USD 98.8 million for future minimum lease payments under non-cancellable operating leases (Note 36) and the directors of the Company anticipate that the application of IFRS 16 in the future may have material impact on the consolidated financial statement of the Group. For the moment, it is not practicable to provide a reasonable estimate of the effect of the application of IFRS 16 until the Group performs a detailed review.